Note 15 - Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
MEXICO
Statement Line Items [Line Items]
Cash	$ 8
Accounts receivable	70
Investments	0
Accounts payable	(543)
Lease obligations	0
Net liabilities exposure	$ (465)
Country of domicile [member]
Statement Line Items [Line Items]
Cash		$ 635
Accounts receivable		294
Investments		11
Accounts payable		(1,431)
Lease obligations		(262)
Net liabilities exposure		$ (752)